Document And Entity Information	9 Months Ended
Sep. 30, 2025
Document Information Line Items
Entity Central Index Key	0001953021
Document Type	6-K
Document Fiscal Year Focus	2025
Entity File Number	001-42370
Entity Registrant Name	MEGA MATRIX INC.
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	Q3
Current Fiscal Year End Date	--12-31